INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS [Abstract]
Schedule of long term investments
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$
Cost Method Investments
Private companies	45,156	47,214	7,256
Limited partnerships	19,137	22,290	3,426
Cost of cost method investments	64,293	69,504	10,682
Impairment loss on equity investment	(8,583)	(3,267)	(502)
Carrying amount of cost method investments	55,710	66,237	10,180

Equity Method Investments
Private company	5,500	-	-
Listed company	-	283,655	43,597
Limited partnership	20,796	27,331	4,201
Cost of equity method investments	26,296	310,986	47,798
Impairment loss on equity investment	-	(27,893)	(4,287)
Loss from equity method investment	(813)	(2,257)	(347)
Carrying amount of equity method investments	25,483	280,836	43,164

Available-for-sale investments
Available-for-sale investments	3,512	-	-
Change in fair value of available-for-sale investments	754	-	-
Carrying amount of available-for-sale investments	4,266	-	-
Total carrying amount of long-term investments	85,459	347,073	53,344